SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Service fee income	$ 25,602
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Service fee income	$ 25,602